STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 13 - STOCK-BASED COMPENSATION

The Company has stock option and incentive arrangements to attract and retain key personnel. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders, which authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees. Compensation expense for service based awards is recognized over the vesting period. Performance based awards are recognized based on a vesting, if applicable, and the probability of achieving the goals.

Stock-based compensation expense totaled $152,640 and $154,899 in 2012 and 2011, respectively, which consisted of grants of restricted stock and restricted stock units. Stock-based compensation for the years ended December 31, 2012 and 2011 included director compensation of $22,339 and $36,461, respectively, for stock granted in lieu of cash compensation. All outstanding options were fully vested at December 31, 2012. There were no stock options granted in 2012 and 2011, respectively.

The fair value of the Company’s employee stock options granted is estimated on the date of grant using the Black-Scholes option pricing model. The Company estimates expected market price volatility and expected term of the options based on historical data and other factors.

The exercise price for options granted is set at the discretion of the committee administering the Plan, but is not less than the market value of the shares as of the date of grant. An option’s maximum term is 10 years and the options vest at the discretion of the committee.

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2012	264,156	$17.90	$175,911
Granted at fair value	-	-
Exercised	(24,780)	12.25	88,607
Expired	-	-
Forfeited	(3,317)	18.25
Outstanding at December 31, 2012	236,059	$18.49	$164,304	1.0

Exercisable at December 31, 2012	236,059	$18.49	$164,304	1.0

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2011	299,237	$16.86	$524,392
Granted at fair value	-	-
Exercised	(33,163)	8.75	286,061
Expired	(338)	8.44
Forfeited	(1,580)	15.00

Outstanding at December 31, 2011	264,156	$17.90	$175,911	1.7

Exercisable at December 31, 2011	264,156	$17.90	$175,911	1.7

Options outstanding are all currently exercisable and are summarized as follows:

Number Outstanding	Weighted Average	Weighted Average
December 31, 2012	Remaining Contractual Life	Exercise Price

51,858	1 years	$12.96
82,652	2 years	15.89
80,138	3 years	22.29
21,411	5 years	27.70
236,059		$18.49

The aggregate intrinsic value of outstanding stock options and exercisable stock options was $164,304 at December 31, 2012. Aggregate intrinsic value represents the difference between the Company’s closing stock price on the last trading day of the period, which was $15.98 at December 31, 2012, and the exercise price multiplied by the number of options outstanding.

The Company has outstanding restricted stock and stock units granted in accordance with the Plan. The following tables summarize the unvested restricted stock awards and units outstanding at December 31, 2012 and 2011.

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2012	8,113	$16.47	6,845	$15.00
Granted	23,281	15.21	2,105	15.98
Vested	(7,825)	15.20	(3,739)	14.80

Nonvested at December 31, 2012	23,569	$15.64	5,211	$15.98

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2011	2,720	$11.90	3,739	$15.00
Granted	12,934	16.49	3,106	15.00
Vested	(7,541)	14.86	-	-

Nonvested at December 31, 2011	8,113	$16.47	6,845	$15.00